SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   2/15/2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 45
form 13F Information Table Value Total: $241,819
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      360     4401 SH       Sole                     4401
A.H. Belo Corp.                COM              001282102     5175  1089465 SH       Sole                  1089465
Abbott Laboratories            COM              002824100     3565    63404 SH       Sole                    63404
Adams Express Co.              COM              006212104      132    13670 SH       Sole                    13670
Alamo Group Inc.               COM              011311107    16169   600399 SH       Sole                   600399
Allergan Inc                   COM              018490102      658     7500 SH       Sole                     7500
America Movil - ADR            COM              02364W105      407    18000 SH       Sole                    18000
AmerisourceBergen Corp.        COM              03073e105     8097   217730 SH       Sole                   217730
Baxter International Inc.      COM              071813109      431     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      496     6500 SH       Sole                     6500
Berkshire Hathaway Inc Cl A    COM              084670108      230        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203       54   107908 SH       Sole                   107908
Capital Southwest Corp.        COM              140501107    19987   245086 SH       Sole                   245086
Coca-Cola Co.                  COM              191216100      297     4250 SH       Sole                     4250
Conocophillips                 COM              20825C104      681     9350 SH       Sole                     9350
Dover Motorsports Inc          COM              260174107       63    60501 SH       Sole                    60501
Exxon Mobil Corp Com           COM              30231G102      545     6428 SH       Sole                     6428
Gannett Inc.                   COM              364730101    17485  1307786 SH       Sole                  1307786
General Mills                  COM              370334104     9100   225195 SH       Sole                   225195
Groupe Aeroplan, Inc.          COM              399453109     9987   860180 SH       Sole                   860180
Harris Corporation             COM              413875105     9365   259848 SH       Sole                   259848
Heelys Inc.                    COM              42279m107      649   350675 SH       Sole                   350675
Int'l Business Machines        COM              459200101      382     2077 SH       Sole                     2077
Johnson & Johnson              COM              478160104      404     6168 SH       Sole                     6168
KKR & Co. LP                   COM              48248m102     7045   549120 SH       Sole                   549120
McDonalds Corp.                COM              580135101    10594   105591 SH       Sole                   105591
Microsoft Corp.                COM              594918104     8816   339591 SH       Sole                   339591
Motorola Solutions Inc         COM              620076307    10040   216898 SH       Sole                   216898
Pepsico Inc Com                COM              713448108     5013    75550 SH       Sole                    75550
Petrochina Company Ltd         COM              71646E100      373     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      664    30689 SH       Sole                    30689
Philip Morris Intl             COM              718172109      243     3100 SH       Sole                     3100
Procter & Gamble               COM              742718109      536     8039 SH       Sole                     8039
Sara Lee Corp.                 COM              803111103     6169   326033 SH       Sole                   326033
Solutia Inc                    COM              834376501     3816   220860 SH       Sole                   220860
Speedway Motorsports           COM              847788106    14430   941267 SH       Sole                   941267
Staples Inc.                   COM              855030102    10248   737791 SH       Sole                   737791
Symantec Corp.                 COM              871503108     7911   505525 SH       Sole                   505525
Target Corp.                   COM              87612e106     8475   165465 SH       Sole                   165465
Time Warner Inc.               COM              887317303     5394   149263 SH       Sole                   149263
Tri-Continental Corp.          COM              895436103      156    10985 SH       Sole                    10985
Viad Corp.                     COM              92552R406    16526   945440 SH       Sole                   945440
Vodafone Group plc             COM              92857w209    10177   363077 SH       Sole                   363077
Wal-Mart Stores Inc.           COM              931142103    10086   168772 SH       Sole                   168772
Spider S&P 500 EFT Trust       TR UNIT          78462f103      387     3083 SH       Sole                     3083